Share-Based Compensation - Schedule of Estimated Fair Value of Stock Option Granted (Details) - Employees, Directors and Non-employee Directors	12 Months Ended
	Dec. 31, 2023 ¥ / shares	Dec. 31, 2023 $ / shares ¥ / shares	Dec. 31, 2022 ¥ / shares	Dec. 31, 2022 $ / shares ¥ / shares	Dec. 31, 2021 $ / shares ¥ / shares	Dec. 31, 2021 $ / shares
Expected volatility, minimum	45.96%	45.96%	47.26%	47.26%	46.68%	46.68%
Expected volatility, maximum	46.68%	46.68%	47.52%	47.52%	47.79%	47.79%
Risk-free interest rate, minimum (per annum)	3.58%	3.58%	2.41%	2.41%	1.11%	1.11%
Risk-free interest rate, maximum (per annum)	3.97%	3.97%	4.07%	4.07%	1.64%	1.64%
Exercise multiples | ¥ / shares	¥ 1.5	¥ 1.5	¥ 1.5	¥ 1.5
Expected term (in years)	10 years	10 years	10 years	10 years	10 years	10 years
Fair value of the underlying shares on the date of grants (US$) | ¥ / shares	¥ 5		¥ 4.8		¥ 23
Minimum
Exercise multiples					¥ 1.5	$ 1.5
Fair value of the underlying shares on the date of grants (US$)		¥ 0.42		¥ 0.32		1.91
Maximum
Exercise multiples					¥ 2.5	2.5
Fair value of the underlying shares on the date of grants (US$)		¥ 1.66		¥ 1.48		$ 6.31